Financial Instruments - Additional Information (Detail) - USD ($)			6 Months Ended
	Mar. 04, 2021	Feb. 25, 2021	Jun. 30, 2021	Jun. 30, 2020	Jul. 13, 2021
Disclosure Of Financial Instruments [Line Items]
Transfer between Level 1 and 2, assets			$ 0
Financial assets measured at fair value			0
Financial liabilities measured at fair value			$ 0
Net Proceeds from offering of shares	$ 69,000,000	$ 18,000,000
Historical Volatility For Shares Measurement Input
Disclosure Of Financial Instruments [Line Items]
Percentage of historical volatility used.				92.60%
Events After Balance Sheet Date [Member] | K2 Health Venture [Member] | Secured Loan Facility [Member]
Disclosure Of Financial Instruments [Line Items]
Long Term Borrowings					$ 45,000,000
Discount For Lack Of Marketability
Disclosure Of Financial Instruments [Line Items]
Increase decrease in discount rate				1.00%
Decrease in fair value				$ 723
Discount For Lack Of Control
Disclosure Of Financial Instruments [Line Items]
Increase decrease in discount rate				1.00%
Decrease in fair value				$ 723
Market Bond Yield Curve And Risk Free Rate Premium | Bottom of Range | Discount Rate Measurement Input
Disclosure Of Financial Instruments [Line Items]
Percentage of warrants and convertibility right determine.			13.19%
Market Bond Yield Curve And Risk Free Rate Premium | Top of Range | Discount Rate Measurement Input
Disclosure Of Financial Instruments [Line Items]
Percentage of warrants and convertibility right determine.			14.12%
Foreign Currency Risk
Disclosure Of Financial Instruments [Line Items]
Percentage of increase or decrease on exchange rate of foreign currency			5.00%
Sensitivity rate used in reporting foreign currency risk			5.00%
Percentage of increase on exchange rate of foreign currency			5.00%
Percentage of decrease on exchange rate of foreign currency			5.00%
Interest Rate Risk
Disclosure Of Financial Instruments [Line Items]
Borrowings, interest rate basis			1.00%	1.00%
Decrease (increase) in pre-tax loss			$ 153,860	$ 74,189
Level 3 | Historical Volatility For Shares Measurement Input
Disclosure Of Financial Instruments [Line Items]
Historical volatility			84.63%